ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Government authorities	$ 149	$ 300
Professional services	100	120
Tax accruals	77	86
Deferred Capital Gain (see Note 6)	117
Other	80	61
Total accrued expenses and other liabilities	$ 523	$ 567